Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 64.4%
	Aerospace — 1.9%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,603,495
2,038,000	Kaman Corp.,
	3.250%, 05/01/24	1,958,210

		3,561,705

	Airlines — 0.6%
930,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,121,609

	Business Services — 1.2%
2,000,000	Perficient Inc.,
	2.375%, 09/15/23	2,335,508

	Cable and Satellite — 1.5%
2,000,000	DISH Network Corp.,
	3.375%, 08/15/26	1,842,229
1,525,000	Global Eagle Entertainment Inc.,
	2.750%, 02/15/35	127,257
1,000,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24(a)	796,875

		2,766,361

	Communications Equipment — 3.3%
1,750,000	Harmonic Inc.,
	2.000%, 09/01/24(a)	1,564,063
1,870,000	InterDigital Inc.,
	2.000%, 06/01/24	1,859,435
1,250,000	Lumentum Holdings Inc., Ser. QIB,
	0.500%, 12/15/26(a)	1,318,750
1,500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	1,458,237

		6,200,485

	Computer Software and Services — 21.3%
1,500,000	Bandwidth Inc.,
	0.250%, 03/01/26(a)	2,242,801
1,000,000	Blackline Inc.,
	0.125%, 08/01/24(a)	1,277,733
695,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	840,950
	Coupa Software Inc.,
870,000	0.125%, 06/15/25	1,585,833
1,375,000	0.375%, 06/15/26(a)	1,594,671
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,553,500
1,035,000	Datadog Inc.,
	0.125%, 06/15/25(a)	1,227,047
2,030,000	Everbridge Inc.,
	0.125%, 12/15/24(a)	2,763,545
1,500,000	Evolent Health Inc.,
	1.500%, 10/15/25	950,625

Principal Amount		Market Value
$ 515,000	HubSpot Inc.,
	0.375%, 06/01/25(a)	$552,337
2,000,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,910,667
1,250,000	LivePerson Inc.,
	0.750%, 03/01/24	1,552,625
2,000,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,597,029
1,250,000	MercadoLibre Inc.,
	2.000%, 08/15/28	2,863,141
782,000	Nice Systems Inc.,
	1.250%, 01/15/24	1,790,540
2,000,000	PAR Technology Corp.,
	2.875%, 04/15/26(a)	1,869,202
2,125,000	Pluralsight Inc.,
	0.375%, 03/01/24	1,886,649
1,700,000	PROS Holdings Inc.,
	1.000%, 05/15/24(a)	1,649,833
1,735,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,978,814
1,000,000	RealPage Inc.,
	1.500%, 05/15/25	1,080,222
	Splunk Inc.,
1,500,000	1.125%, 09/15/25	2,207,431
685,000	1.125%, 06/15/27(a)	733,193
1,045,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,221,788
1,500,000	Workiva Inc.,
	1.125%, 08/15/26(a)	1,379,400

		40,309,576

	Consumer Products — 1.8%
1,050,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	1,427,344
1,045,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,251,976
695,000	Under Armour Inc.,
	1.500%, 06/01/24(a)	789,944

		3,469,264

	Consumer Services — 2.6%
525,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	649,176
1,500,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	1,603,471
430,000	Royal Caribbean Cruises Ltd.,
	4.250%, 06/15/23(a)	402,050
1,500,000	Square Inc.,
	0.500%, 05/15/23	2,234,711

		4,889,408

1

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Diversified Industrial — 1.7%
$ 750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	$792,531
2,000,000	Knowles Corp.,
	3.250%, 11/01/21	2,142,600
175,000	Sea Ltd.,
	2.375%, 12/01/25(a)	243,328

		3,178,459

	Energy and Utilities — 1.9%
2,100,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,359,406
2,850,000	SunPower Corp.,
	4.000%, 01/15/23	2,315,252

		3,674,658

	Entertainment — 0.5%
695,000	NCL Corp. Ltd.,
	6.000%, 05/15/24(a)	928,783

	Financial Services — 2.7%
875,000	Chimera Investment Corp.,
	7.000%, 04/01/23	1,279,703
1,000,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	975,600
1,040,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	515,450
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,433,172
641,000	LendingTree Inc.,
	0.625%, 06/01/22	963,797

		5,167,722

	Food and Beverage — 0.6%
1,555,000	The Chefs’ Warehouse Inc.,
	1.875%, 12/01/24(a)	1,130,936

	Health Care — 13.5%
1,045,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	1,121,880
735,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	822,906
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	900,965
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,051,581
	DexCom Inc.,
575,000	0.750%, 12/01/23	1,427,829
520,000	0.250%, 11/15/25(a)	534,944
1,960,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,040,266
250,000	Inovio Pharmaceuticals Inc.,
	6.500%, 03/01/24	1,245,781

Principal Amount		Market Value
$ 1,500,000	Insulet Corp.,
	0.375%, 09/01/26(a)	$1,645,400
1,250,000	Intercept Pharmaceuticals Inc.,
	2.000%, 05/15/26	909,250
500,000	Invacare Corp.,
	4.500%, 06/01/22	427,500
1,045,000	Livongo Health Inc.,
	0.875%, 06/01/25(a)	1,248,434
1,171,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,958,763
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,640,557
1,390,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,866,944
500,000	Retrophin Inc.,
	2.500%, 09/15/25	417,414
1,254,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,109,874
1,500,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,542,544
1,870,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	2,075,441
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,459,644

		25,447,917

	Security Software — 4.4%
1,395,000	2U Inc.,
	2.250%, 05/01/25(a)	2,083,378
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24(a)	1,402,455
1,000,000	Okta Inc.,
	0.125%, 09/01/25(a)	1,241,158
2,040,000	Proofpoint Inc.,
	0.250%, 08/15/24(a)	2,008,145
1,515,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	1,555,012

		8,290,148

	Semiconductors — 0.1%
175,000	Inphi Corp.,
	0.750%, 04/15/25(a)	210,888

	Telecommunications — 3.9%
1,560,000	8x8 Inc.,
	0.500%, 02/01/24	1,403,385
1,500,000	Infinera Corp.,
	2.500%, 03/01/27(a)	1,473,833
1,345,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,334,913
1,000,000	Twilio Inc.,
	0.250%, 06/01/23	3,107,771

		7,319,902

2

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Transportation — 0.9%
$ 1,700,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	$1,643,415

	TOTAL CONVERTIBLE CORPORATE BONDS	121,646,744

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.1%
	Business Services — 0.3%
809,253	Amerivon Holdings LLC, 4.000% (b)	436,035
272,728	Amerivon Holdings LLC, common equity units (b)	16,364

		452,399

	Financial Services — 0.7%
1,000	Bank of America Corp., 7.250%, Ser. L	1,342,200

	Real Estate Investment Trusts — 1.1%
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	2,131,350

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,925,949

	MANDATORY CONVERTIBLE SECURITIES (c) — 14.5%
	Automotive: Parts and Accessories — 1.0%
19,100	Aptiv plc, Ser. A
	5.500%, 06/15/23	1,963,098

	Diversified Industrial — 1.3%
15,000	Colfax Corp.,
	5.750%, 01/15/22	1,830,150
7,250	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	648,730

		2,478,880

	Energy and Utilities — 5.9%
29,262	American Electric Power Co. Inc.,
	6.125%, 03/15/22	1,416,573
37,800	CenterPoint Energy Inc., Ser. B
	7.000%, 09/01/21	1,344,168
16,330	Dominion Energy Inc., Ser. A
	7.250%, 06/01/22	1,654,882
17,000	DTE Energy Co.,
	6.250%, 11/01/22	719,440
3,645	Essential Utilities Inc.,
	6.000%, 04/30/22	206,088
	NextEra Energy Inc.,
49,025	4.872%, 09/01/22	2,379,674
27,900	5.279%, 03/01/23	1,184,355

Shares		Market Value
	Sempra Energy,
5,383	Ser. A, 6.000%, 01/15/21	$526,081
5,000	Ser. B, 6.750%, 07/15/21	491,300
29,100	The Southern Co.,
	6.750%, 08/01/22	1,282,146

		11,204,707

	Equipment and Supplies — 0.7%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,246,870

	Financial Services — 3.0%
10,000	2017 Mandatory Exchangeable Trust,
	5.188%, 12/01/20	1,990,000
1,730	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	1,769,012
690	2020 Mandatory Exchangeable Trust,
	6.500%, 05/16/23	765,762
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,072,320

		5,597,094

	Health Care — 1.4%
25,445	Avantor Inc., Ser. A
	6.250%, 05/15/22	1,460,543
30,900	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,187,796

		2,648,339

	Semiconductors — 1.2%
1,945	Broadcom Inc., Ser. A
	8.000%, 09/30/22	2,167,411

	TOTAL MANDATORY CONVERTIBLE SECURITIES	27,306,399

	COMMON STOCKS — 19.0%
	Business Services — 1.2%
13,000	PayPal Holdings Inc.†	2,264,990

	Computer Software and Services — 3.5%
17,194	Alibaba Group Holding Ltd., ADR†	3,708,746
14,300	Microsoft Corp.	2,910,193

		6,618,939

	Consumer Products — 0.7%
24,000	Unilever NV	1,278,480

	Energy and Utilities — 0.4%
8,000	Chevron Corp.	713,840
132	Goodrich Petroleum Corp.†	950

		714,790

3

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment — 0.7%
12,500	The Walt Disney Co.	$1,393,875

	Financial Services — 0.7%
9,546	Citigroup Inc.	487,801
36,434	Synchrony Financial	807,377

		1,295,178

	Food and Beverage — 0.6%
30,000	Conagra Brands Inc.	1,055,100

	Health Care — 2.7%
12,960	Eli Lilly and Co.	2,127,773
22,651	Merck & Co. Inc.	1,751,602
40,000	Pfizer Inc.	1,308,000

		5,187,375

	Real Estate Investment Trusts — 5.8%
10,000	American Tower Corp.	2,585,400
16,100	Crown Castle International Corp.	2,694,335
5,000	Equinix Inc.	3,511,500
7,000	SBA Communications Corp.	2,085,440

		10,876,675

	Semiconductors — 0.6%
20,000	Intel Corp.	1,196,600

	Telecommunications — 2.1%
30,000	AT&T Inc.	906,900

Shares		Market Value
16,119	T-Mobile US Inc.†	$1,678,794
25,000	Verizon Communications Inc.	1,378,250

		3,963,944

	TOTAL COMMON STOCKS	35,845,946

	RIGHTS — 0.0%
	Telecommunications — 0.0%
16,119	T-Mobile US Inc., expire 07/27/20†	2,708

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,131	Goodrich Petroleum Corp., expire 10/12/26†(b)	0

	TOTAL INVESTMENTS — 100.0% (Cost $157,294,623)	$188,727,746

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.

ADR	American Depositary Receipt

4